Segment Information (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	26.00%	23.00%	25.00%
Customer B [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	25.00%	7.00%
Customer C [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	13.00%	15.00%	19.00%
Customer D [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	12.00%	20.00%	12.00%